Finance Lease Receivable	12 Months Ended
Dec. 31, 2021
Finance Lease Receivable [Abstract]
FINANCE LEASE RECEIVABLE
14.	FINANCE LEASE RECEIVABLE

In November 2019, the Group subleased one of its leased office spaces in its entirety. The sublease ran for the remaining term of the original lease, until October 2021. The sublease had been classified as a finance lease receivable

Finance lease receivable	31 Dec 2021	31 Dec 2020
	$000	$000
Current	-	152
Non-current	-	-
	-	152